Trade and other payables - Summary of Trade and Other Liabilities (Detail) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Trade payables	€ 5,114,186	€ 4,562,900
Total Trade And Other Payables	€ 5,114,186	€ 4,562,900